Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Share Under Guidance of ASC 260

The following table illustrates basic and diluted EPS under the guidance of ASC 260:

	December 31, 2012		December 31, 2011		December 31, 2010
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$244,280		220,559		193,947
Less income allocated to nonvested awards	(800)	800	(805)	805	(959)	959

Net income allocated to common stock for EPS calculation(a)	$243,480	800	219,754	805	192,988	959

Average common shares outstanding(b)	187,403	627	191,239	707	195,378	975

Basic EPS(a)/(b)	$1.30	1.28	1.15	1.14	0.99	0.98

Diluted EPS:
Net income	$244,280		220,559		193,947
Less income allocated to nonvested awards	(796)	796	(804)	804	(959)	959

Net income allocated to common stock for EPS calculation(c)	$243,484	796	219,755	804	192,988	959

Average common shares outstanding	187,403	627	191,239	707	195,378	975
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,262		345		193

Average common and common equivalent shares outstanding(d)	188,665	627	191,584	707	195,571	975

Diluted EPS(c)/(d)	$1.29	1.27	1.15	1.14	0.99	0.98